Schedule of Investments (unaudited) March 31, 2021	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 13.4%
CF Industries Holdings, Inc.(a)	950,393	$43,128,834
FMC Corp.	208,193	23,028,228
Koninklijke DSM NV	89,229	15,084,891
Nutrien Ltd.	535,680	28,867,795

		110,109,748

Containers & Packaging — 6.7%
International Paper Co.	258,768	13,991,586
Packaging Corp. of America(a)	146,597	19,714,364
Westrock Co.	408,554	21,265,236

		54,971,186

Electronic Equipment, Instruments & Components — 2.3%
Trimble, Inc.(b)	242,807	18,887,957

Food Products — 4.6%
Bunge Ltd.(a)	352,782	27,965,029
Darling Ingredients, Inc.(b)	127,716	9,397,343

		37,362,372

Machinery — 2.9%
Deere & Co.	62,559	23,405,824

Metals & Mining — 29.8%
Anglo American PLC	940,226	36,826,578
BHP Group PLC	920,299	26,497,252
First Quantum Minerals Ltd.	499,676	9,522,750
Freeport-McMoRan, Inc.	698,531	23,002,626
Glencore PLC(b)	5,146,152	20,205,869
Kinross Gold Corp.	2,507,451	16,700,378
Lundin Mining Corp.	1,091,969	11,235,107
Neo Lithium Corp.(b)	3,668,040	8,639,611
Newcrest Mining Ltd.	224,134	4,234,315
Newmont Corp.(a)	378,189	22,793,451
Polyus PJSC, Registered Shares, GDR	79,029	7,271,273
Stelco Holdings, Inc.	408,438	9,155,485
Vale SA, ADR	2,771,457	48,167,923

		244,252,618

Oil, Gas & Consumable Fuels — 39.5%
Aker BP ASA	374,947	10,636,225
Canadian Natural Resources Ltd.	731,916	22,626,670
Chevron Corp.(c)	433,641	45,441,240
CNOOC Ltd.	9,162,000	9,597,727
ConocoPhillips(c)	442,985	23,464,916
Equinor ASA	741,512	14,474,115
Exxon Mobil Corp.	377,621	21,082,581
Hess Corp.	145,177	10,272,725
Kosmos Energy Ltd.	1,673,634	5,138,056
Lukoil PJSC - ADR	160,959	13,007,023
Marathon Petroleum Corp.	174,011	9,307,848
Petroleo Brasileiro SA, ADR	1,054,061	8,938,437
Pioneer Natural Resources Co.	92,924	14,758,190

Security	Shares		Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class B, ADR		909,639	$33,502,004
Suncor Energy, Inc.		1,005,391	21,016,648
TOTAL SE		1,055,753	49,218,938
Valero Energy Corp.		150,346	10,764,774

			323,248,117

Paper & Forest Products — 0.0%
Precious Woods Holding AG, Registered Shares(b)		20,000	221,129

Total Common Stocks — 99.2% (Cost: $619,387,434)			812,458,951

	Par (000)

Corporate Bonds

Metals & Mining — 0.5%
Osisko Gold Royalties Ltd., 4.00%, 12/31/22(d)	CAD	5,556	4,454,261

Total Corporate Bonds — 0.5% (Cost: $4,434,866)			4,454,261

Total Long-Term Investments — 99.7% (Cost: $623,822,300)			816,913,212

	Shares

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)		7,101,820	7,101,820

Total Short-Term Securities — 0.9% (Cost: $7,101,820)			7,101,820

Total Investments Before Options Written — 100.6% (Cost: $630,924,120)			824,015,032

Options Written — (0.7)%

(Premiums Received: $(10,079,285))			(5,868,341)

Total Investments, Net of Options Written — 99.9% (Cost: $620,844,835)			818,146,691

Other Assets Less Liabilities — 0.1%			1,024,864

Net Assets — 100.0%			$819,171,555

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Convertible security.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$289,665	$6,812,155	(a)	$—	$—	$—	$7,101,820	7,101,820	$—	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Conocophillips	214	04/01/21	USD	50.00	USD	1,134	$(65,805)
Exxon Mobil Corp.	304	04/01/21	USD	54.00	USD	1,697	(58,520)
Exxon Mobil Corp.	627	04/01/21	USD	57.00	USD	3,500	(7,524)
Hess Corp.	11	04/01/21	USD	64.00	USD	78	(7,480)
Marathon Petroleum Corp.	200	04/01/21	USD	55.50	USD	1,070	(1,100)
CF Industries Holdings, Inc.	231	04/09/21	USD	47.00	USD	1,048	(9,240)
Chevron Corp.	162	04/09/21	USD	106.00	USD	1,698	(19,764)
Deere & Co.	69	04/09/21	USD	357.50	USD	2,582	(127,305)
Nutrien Ltd.	371	04/09/21	USD	58.50	USD	1,999	(7,420)
Valero Energy Corp.	118	04/09/21	USD	78.50	USD	845	(1,770)
Bunge Ltd.	826	04/16/21	USD	80.00	USD	6,548	(142,485)
Canadian Natural Resources Ltd.	996	04/16/21	CAD	38.00	CAD	3,869	(121,260)
CF Industries Holdings, Inc.	984	04/16/21	USD	52.50	USD	4,465	(7,380)
ConocoPhillips	260	04/16/21	USD	60.00	USD	1,377	(4,160)
Darling Ingredients, Inc.	316	04/16/21	USD	70.00	USD	2,325	(150,100)
FMC Corp.	280	04/16/21	USD	115.00	USD	3,097	(18,200)
Freeport-McMoRan, Inc.	730	04/16/21	USD	32.00	USD	2,404	(135,050)
International Paper Co.	286	04/16/21	USD	52.50	USD	1,546	(62,205)
Kinross Gold Corp.	2,135	04/16/21	CAD	10.00	CAD	1,787	(5,097)
Lundin Mining Corp.	2,974	04/16/21	CAD	15.00	CAD	3,845	(14,199)
Nutrien Ltd.	350	04/16/21	USD	60.00	USD	1,886	(4,375)
Packaging Corp. of America	276	04/16/21	USD	140.00	USD	3,712	(19,320)
Petroleo Brasileiro SA	1,517	04/16/21	USD	8.00	USD	1,286	(87,227)
Royal Dutch Shell PLC, Class B, ADR	941	04/16/21	USD	45.00	USD	3,466	(4,705)
Royal Dutch Shell PLC, Class B, ADR	985	04/16/21	USD	42.50	USD	3,628	(7,388)
Suncor Energy, Inc.	933	04/16/21	CAD	26.00	CAD	2,451	(74,613)
Trimble, Inc.	435	04/16/21	USD	75.00	USD	3,384	(174,000)
Valeo SA, ADR	2,360	04/16/21	USD	17.00	USD	4,102	(185,260)
Westrock Co.	414	04/16/21	USD	47.50	USD	2,155	(200,790)
Westrock Co.	1,115	04/16/21	USD	55.00	USD	5,804	(58,537)
Chevron Corp.	402	04/23/21	USD	110.00	USD	4,212	(46,833)
ConocoPhillips	174	04/23/21	USD	61.00	USD	922	(6,699)
Deere & Co.	69	04/23/21	USD	385.00	USD	2,582	(38,985)
Freeport-McMoRan, Inc.	439	04/23/21	USD	34.50	USD	1,446	(55,972)
Hess Corp.	363	04/23/21	USD	73.00	USD	2,569	(84,034)
International Paper Co.	223	04/23/21	USD	55.50	USD	1,206	(18,398)
Newmont Corp.	259	04/23/21	USD	60.00	USD	1,561	(51,800)
Nutrien Ltd.	341	04/23/21	USD	56.00	USD	1,838	(23,018)
Pioneer Natural Resources Co.	165	04/23/21	USD	167.50	USD	2,620	(55,687)
CF Industries Holdings, Inc.	456	04/30/21	USD	51.00	USD	2,069	(18,240)
Chevron Corp.	364	04/30/21	USD	115.00	USD	3,814	(24,388)
ConocoPhillips	205	04/30/21	USD	52.00	USD	1,086	(43,665)
Deere & Co.	93	04/30/21	USD	380.00	USD	3,479	(84,397)
Freeport-McMoRan, Inc.	631	04/30/21	USD	41.00	USD	2,078	(19,877)
Hess Corp.	169	04/30/21	USD	75.00	USD	1,196	(34,983)

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
International Paper Co.	227	04/30/21	USD	56.00	USD	1,227	$(24,403)
Marathon Petroleum Corp.	250	04/30/21	USD	58.50	USD	1,337	(22,125)
Newmont Corp.	215	04/30/21	USD	65.00	USD	1,296	(14,943)
Nutrien Ltd.	363	04/30/21	USD	60.00	USD	1,956	(5,445)
Valero Energy Corp.	204	04/30/21	USD	86.50	USD	1,461	(9,690)
CF Industries Holdings, Inc.	495	05/07/21	USD	49.00	USD	2,246	(45,788)
Chevron Corp.	342	05/07/21	USD	108.00	USD	3,584	(90,288)
Freeport-McMoRan, Inc.	630	05/07/21	USD	37.00	USD	2,075	(56,385)
International Paper Co.	221	05/07/21	USD	56.50	USD	1,195	(24,310)
Newmont Corp.	476	05/07/21	USD	62.00	USD	2,869	(84,014)
Canadian Natural Resources Ltd.	1,495	05/21/21	CAD	40.00	CAD	5,808	(161,194)
CF Industries Holdings, Inc.	1,350	05/21/21	USD	52.50	USD	6,126	(67,500)
Chevron Corp.	334	05/21/21	USD	110.00	USD	3,500	(81,663)
Darling Ingredients, Inc.	263	05/21/21	USD	80.00	USD	1,935	(69,037)
Exxon Mobil Corp.	616	05/21/21	USD	62.50	USD	3,439	(41,580)
First Quantum Minerals Ltd.	1,848	05/21/21	CAD	28.00	CAD	4,426	(87,496)
Freeport-McMoRan, Inc.	154	05/21/21	USD	36.00	USD	507	(22,869)
Marathon Petroleum Corp.	193	05/21/21	USD	55.00	USD	1,032	(53,558)
Newmont Corp.	449	05/21/21	USD	65.00	USD	2,706	(56,125)
Nutrien Ltd.	211	05/21/21	USD	55.00	USD	1,137	(39,563)
Packaging Corp. of America	266	05/21/21	USD	140.00	USD	3,577	(84,455)
Royal Dutch Shell PLC, Class B, ADR	875	05/21/21	USD	42.50	USD	3,223	(30,625)
Suncor Energy, Inc.	1,706	05/21/21	CAD	29.00	CAD	4,482	(90,275)
Trimble, Inc.	470	05/21/21	USD	80.00	USD	3,656	(169,200)
Valero Energy Corp.	234	05/21/21	USD	80.00	USD	1,675	(41,769)
Suncor Energy, Inc.	912	06/18/21	CAD	30.00	CAD	2,396	(57,694)

							$(3,921,249)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Glencore PLC	Citibank N.A.	555,000	04/07/21	GBP	3.10	GBP	1,578	$(2,662)
Lukoil PJSC - ADR	Credit Suisse International	8,700	04/07/21	USD	79.03	USD	703	(20,556)
TOTAL SE	Credit Suisse International	106,500	04/07/21	EUR	39.65	EUR	4,236	(95,544)
Kinross Gold Corp.	Credit Suisse International	296,300	04/08/21	CAD	8.68	CAD	2,480	(26,902)
ConocoPhillips	Bank of America N.A.	44,200	04/09/21	USD	57.61	USD	2,341	(8,463)
Nutrien Ltd.	Citibank N.A.	34,600	04/09/21	USD	58.32	USD	1,865	(861)
BHP Group PLC	Barclays Bank PLC	239,000	04/13/21	GBP	23.39	GBP	5,006	(6,007)
Koninklijke DSM NV	Credit Suisse International	22,500	04/13/21	EUR	144.01	EUR	3,247	(64,155)
Anglo American PLC	Credit Suisse International	8,400	04/15/21	GBP	30.73	GBP	239	(2,885)
BHP Group PLC	Credit Suisse International	108,000	04/15/21	GBP	24.21	GBP	2,262	(787)
Anglo American PLC	Barclays Bank PLC	109,000	04/21/21	GBP	30.46	GBP	3,098	(64,845)
Equinor ASA	Barclays Bank PLC	184,200	04/21/21	NOK	168.98	NOK	30,817	(76,449)
Kinross Gold Corp.	Credit Suisse International	296,300	04/22/21	CAD	8.68	CAD	2,480	(60,062)
Petroleo Brasileiro SA, ADR	UBS AG	56,100	04/27/21	USD	8.70	USD	476	(13,074)
Public Joint Stock Polyus, GDR	Credit Suisse International	14,800	04/27/21	USD	96.96	USD	1,362	(20,514)
Aker BP ASA	Credit Suisse International	87,900	04/29/21	NOK	270.38	NOK	21,342	(9,414)
Anglo American PLC	Morgan Stanley & Co. International PLC	237,200	04/29/21	GBP	30.79	GBP	6,742	(168,026)
Lukoil PJSC - ADR	Morgan Stanley & Co. International PLC	46,600	04/29/21	USD	89.79	USD	3,768	(19,020)
Royal Dutch Shell PLC, Class B, ADR	JPMorgan Chase Bank N.A.	56,400	04/29/21	USD	42.69	USD	2,077	(13,099)
Bunge Ltd.	Credit Suisse International	49,500	05/04/21	USD	81.68	USD	3,924	(90,118)
Equinor ASA	UBS AG	50,700	05/04/21	NOK	176.28	NOK	8,482	(13,332)
FMC Corp.	Barclays Bank PLC	49,000	05/04/21	USD	110.64	USD	5,420	(182,629)
TOTAL SE	Goldman Sachs International	82,400	05/04/21	EUR	41.99	EUR	3,277	(52,735)
ConocoPhillips	Credit Suisse International	20,500	05/06/21	USD	53.66	USD	1,086	(50,109)
Glencore PLC	UBS AG	888,900	05/06/21	GBP	2.86	GBP	2,527	(143,142)
Koninklijke DSM NV	Credit Suisse International	11,000	05/06/21	EUR	150.53	EUR	1,587	(18,105)
Newcrest Mining Ltd.	Morgan Stanley & Co. International PLC	83,000	05/06/21	AUD	25.62	AUD	2,027	(36,591)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Statoil ASA	Morgan Stanley & Co. International PLC	39,500	05/06/21	NOK	175.15	NOK	6,608	$(12,813)
TOTAL SE	Credit Suisse International	124,300	05/06/21	EUR	40.82	EUR	4,944	(135,454)
Aker BP ASA	Credit Suisse International	52,500	05/11/21	NOK	267.39	NOK	12,747	(12,595)
Public Joint Stock Polyus, GDR	Credit Suisse International	14,800	05/11/21	USD	98.72	USD	1,362	(23,080)
Lukoil PJSC - ADR	Goldman Sachs International	4,300	05/14/21	USD	83.29	USD	348	(10,616)
TOTAL SE	Goldman Sachs International	77,500	05/14/21	EUR	40.97	EUR	3,083	(92,184)
Lundin Mining Corp.	Credit Suisse International	187,000	05/17/21	CAD	15.14	CAD	2,418	(25,842)
Stelco Holdings, Inc.	Credit Suisse International	152,000	05/27/21	CAD	26.95	CAD	4,282	(299,190)
Glencore PLC	Goldman Sachs International	460,000	06/04/21	GBP	2.96	GBP	1,308	(75,232)

								$(1,947,092)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$95,024,857	$15,084,891	$—	$110,109,748
Containers & Packaging	54,971,186	—	—	54,971,186
Electronic Equipment, Instruments & Components	18,887,957	—	—	18,887,957
Food Products	37,362,372	—	—	37,362,372
Machinery	23,405,824	—	—	23,405,824
Metals & Mining	149,217,331	95,035,287	—	244,252,618
Oil, Gas & Consumable Fuels	226,314,089	96,934,028	—	323,248,117
Paper & Forest Products	—	221,129	—	221,129
Corporate Bonds	4,454,261	—	—	4,454,261
Short-Term Securities
Money Market Funds	7,101,820	—	—	7,101,820

	$616,739,697	$207,275,335	$—	$824,015,032

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Resources & Commodities Strategy Trust (BCX)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,921,249)	$(1,947,092)	$—	$(5,868,341)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

SCHEDULE OF INVESTMENTS	5